Accumulated other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2022
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 11:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes:

	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2022:
Beginning balance	$(522)	$293	$800	$571
Other comprehensive income (loss) before reclassifications	(9,928)	(3,016)	-	(12,944)
Amounts reclassified from accumulated other comprehensive income	10	830	-	840
Net current period other comprehensive income (loss)	(9,918)	(2,186)	-	(12,104)
Ending Balance	$(10,440)	$(1,893)	$800	$(11,533)